Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,957,939	$ 2,984,164	$ 2,715,152
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	29,100	34,700
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	4,400	6,900
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	10,000	11,700
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	6,300	5,300
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 8,400	$ 10,800